Expense Example (Invesco V.I. High Yield Securities Fund, Series I shares, Invesco V.I. High Yield Securities Fund, USD $)	12 Months Ended
May 02, 2011
Invesco V.I. High Yield Securities Fund | Series I shares, Invesco V.I. High Yield Securities Fund
Example
Expense Example, By Year, Column [Text]	Series I shares
1 Year	$ 172
3 Years	533
5 Years	918
10 Years	$ 1,998